TRADE AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
TRADE AND OTHER PAYABLES
Trade payable	$ 242,492	$ 575,268
Accrued liabilities	593,271	588,568
Trade and other payable	$ 835,763	$ 1,163,836